Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Operating Leases with Initial Terms of One-Year or More

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2018:

	RMB	US$
	(In millions)
2019	1,820	265
2020	453	66
2021	258	38
2022	119	17
2023	95	14
Thereafter	44	6

	2,789	406

Future Minimum Lease Payments For Non-cancelable Agreements For Licensed Copyrights and Produced Content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2018:

	RMB	US$
	(In millions)
2019	8,834	1,285
2020	6,977	1,015
2021	4,792	697
2022	980	142
2023	943	137
Thereafter	1,050	153

	23,576	3,429